Shareholder Report, Average Annual Return (Details) 194701_Overlay Shares Large Cap Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Large Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Large Cap Equity ETF NAV
Average Annual Return, Percent	23.21%	12.80%	17.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	16.43%